5. Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018
Operating lease payment year one	$ 24,000	$ 12,000
Dathna Partners [Member]
Stock to be issued for services, shares	30,000
Draco Financial [Member]
Stock to be issued for services, shares	500,000